Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 644	¥ 4,441	¥ 10,879
Restricted cash- non-current	725	5,000	5,000
Total	$ 1,369	¥ 9,441	¥ 15,879